Key sources of estimation and uncertainty (Details)	Jul. 06, 2023	Jun. 24, 2022	Dec. 31, 2024	Jan. 10, 2024
Key Sources of Estimation and Uncertainty (Details) [Line Items]
Percentage of interest				6.00%
Stock split, conversion ratio	94	1
Lifezone Holdings Limited | Business Combination
Key Sources of Estimation and Uncertainty (Details) [Line Items]
Percentage of interest		100.00%
KNL
Key Sources of Estimation and Uncertainty (Details) [Line Items]
Stock split, conversion ratio		1
Lifezone Limited
Key Sources of Estimation and Uncertainty (Details) [Line Items]
Percentage of interest			100.00%
Stock split, conversion ratio		0.005